Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Charges

For the years ended December 31, 2012, and 2013, restructuring charges were comprised of the following:

	Year Ended December 31,
	2012	2013
	2012/13 restruc- turing	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$2,885	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	975	652	—	652
Other non-cash charges	1,286	—	526	526

Total restructuring charges	$5,146	$1,659	$2,420	$4,079

Plan 2013
Restructuring Accruals in Rationalization of Operations related Liabilities

The following table summarizes the restructuring accruals in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2013	$—
Costs incurred and charged to expense	1,894
Costs paid or otherwise settled	(669)

Balance at December 31, 2013	$1,225

Cumulative costs incurred to date	$1,894

Plan 2012
Restructuring Accruals in Rationalization of Operations related Liabilities

The following table summarizes the restructuring accruals in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516
Costs incurred and charged to expense	1,029	150	1,179
Unwinding	—	122	122
Costs paid or otherwise settled	(3,534)	(532)	(4,066)
Changes in estimates	(22)	380	358
Effects of foreign currency exchange	4	33	37

Balance at December 31, 2013	$—	$1,146	$1,146

Cumulative costs incurred to date	$3,892	$1,627	$5,519